Common Stock and Preferred Stock - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended			9 Months Ended		9 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	1 Months Ended	9 Months Ended				9 Months Ended		12 Months Ended					9 Months Ended	12 Months Ended			1 Months Ended		9 Months Ended		9 Months Ended	1 Months Ended	9 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Convertible Preferred Stock Subject to Mandatory Redemption [Member]	Sep. 30, 2013 Contingent Convertible Preferred Stock [Member] Amended Automatic Conversion Terms [Member]	Jun. 30, 2013 Common stock warrant [Member]	Sep. 30, 2013 Minimum [Member] Common stock warrant [Member]	Sep. 30, 2013 Maximum [Member]	Sep. 30, 2013 Maximum [Member] Common stock warrant [Member]	May 31, 2011 Series A Preferred Stock [Member]	Aug. 31, 2004 Series A Preferred Stock [Member]	Sep. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2005 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Sep. 30, 2013 Series A Preferred Stock [Member] Contingent Convertible Preferred Stock [Member]	Nov. 30, 2012 Series E Preferred Stock [Member]	Sep. 30, 2013 Series E Preferred Stock [Member]	Apr. 30, 2013 Series E Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2011 Series E Preferred Stock [Member]	Sep. 30, 2013 Series E Preferred Stock [Member] Contingent Convertible Preferred Stock [Member]	Sep. 30, 2013 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Sep. 30, 2011 Series D Preferred Stock [Member]	Jan. 31, 2011 Series D Preferred Stock [Member]	Jan. 31, 2011 Series D Preferred Stock [Member] Repurchase Agreements [Member]	Sep. 30, 2013 Series D Preferred Stock [Member] Contingent Convertible Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Convertible Subordinated Debt [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Minimum [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Maximum [Member]	Feb. 28, 2010 Series C Preferred Stock Member]	Jun. 30, 2009 Series C Preferred Stock Member]	Sep. 30, 2013 Series C Preferred Stock Member]	Dec. 31, 2012 Series C Preferred Stock Member]	Sep. 30, 2013 Series C Preferred Stock Member] Contingent Convertible Preferred Stock [Member]	Jun. 30, 2012 Series B Preferred Stock [Member]	Sep. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Sep. 30, 2013 Series B Preferred Stock [Member] Contingent Convertible Preferred Stock [Member]
Common And Preferred Stock [Line Items]
Conversion of Convertible Preferred Stock Into Common Stock, Shares	8,631,427													(557,339)					(1,063,951)					(2,430,054)												(3,551,060)				(515,836)
Preferred stock, shares authorized	15,000,000		15,000,000	15,000,000
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Convertible preferred stock, issued	0		0	0														1,063,951																					515,836
Preferred stock, shares outstanding	0		0	0
Convertible preferred stock, issued													295,798			557,339					0	0			2,430,054	2,430,054								1,775,530	1,775,530		3,551,060				515,836
Shares of convertible preferred stocks called by warrants													268,290							10,418,000					367,634
Class of warrant, exercise price per share													14.82												8.45
Class of Warrant, share price													$ 0.0001
Gross proceed from issuance of convertible preferred stock			$ 15,132,000	$ 14,883,000	$ 14,985,000								$ 4,400,000					$ 15,300,000							$ 20,500,000									$ 15,000,000	$ 15,000,000				$ 9,000,000
Warrants to purchase shares of preferred stock, exercised shares												6,749			261,541										118,368
Fair value of warrants on the date of issuance			3,532,000	2,497,000										569,000											2,500,000
Value at the date of issuance allocated to Series A preferred stock														3,800,000
Cash issuance cost														64,000				185,000							559,000									15,000	276,000				54,000
Convertible preferred stock, price per share																		$ 14.40																					$ 17.47
Convertible preferred stock, price per share							$ 14.40																$ 14.40							$ 8.45				$ 8.45	$ 8.45			$ 8.45
Principal amount of subordinated convertible promissory notes																											5,000,000		10,000,000
Converted notes, interest rate																												8.00%
Gross proceed from issuance of convertible preferred stock, value of subordinated convertible promissory notes																															5,000,000
Accrued interest on convertible promissory notes																									87,000
Preferred stock warrants, exercisable period																				10 years					7 years
Fair value assumption, stock price									$ 8.45		$ 14.40														$ 8.45
Fair value assumption, remaining contractual life									1 year 9 months		10 years														7 years
Fair value assumption,volatility									58.00%		70.00%														61.00%
Fair value assumption , risk free interest									0.23%		2.20%																					1.30%	2.20%
Voting power in surviving entity										50.00%
Liquidation preferences														$ 14.82					$ 21.60					$ 8.45												$ 8.45				$ 17.47
Preferred stock conversion basis description																	1.403030-for-one basis						One-for-one basis							One-for-one basis								One-for-one				1.559429-for-one basis
Preferred stock conversion basis																	1.403030						1							1								1				1.559429
Net proceeds from initial public offering	47,374,000						50,000,000
Holders outstanding preferred stock						65.00%	65.00%
Redemption terms						Any time after November 29, 2017 and upon 30 days notice from the holders of 65% of the outstanding Preferred Stock
Preferred stock, redemption date						Nov. 29, 2017
Preferred stock, redemption notice period						30 days
Accretion of mandatorily redeemable convertible preferred stock	4,653,000	5,515,000	7,533,000	5,251,000	4,351,000
Preferred stock warrant liability								$ 2,500,000